Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Warrant reserve [member]	Retained earnings [member]	Reserve of gains and losses from investments in equity instruments [member]	Reserve of exchange differences on translation [member]	Total
Balance at Dec. 31, 2023	$ 97,070,976	$ 6,870,139		$ (103,588,356)	$ (434,303)	$ 489,260	$ 407,716
Balance, shares at Dec. 31, 2023	1,969,566
IfrsStatementLineItems [Line Items]
Shares issued for financing	$ 2,017,966						2,017,966
Shares issued for financing, shares	448,000
Share issue costs	$ (338,836)	72,185					(266,651)
Shares issued for the exercise of warrant	$ 1,205,005						1,205,005
Shares issued for exercise of warrant, shares	152,000
Shares issued for the exercise of RSUs	$ 68,751	(68,751)
Shares issued for the exercise of RSUs, shares	2,547
Share-based payments		198,907					198,907
Shares returned to treasury
Shares returned to treasury, shares	(36,000)
Net loss				(1,863,808)			(1,863,808)
Change in fair value of equity investments at FVOCI					(11,046)		(11,046)
Translation of foreign operations						(9,562)	(9,562)
Balance at Mar. 31, 2024	$ 100,023,862	7,072,480		(105,452,164)	(445,349)	479,698	1,678,527
Balance, shares at Mar. 31, 2024	2,536,113
Balance at Dec. 31, 2023	$ 97,070,976	6,870,139		(103,588,356)	(434,303)	489,260	407,716
Balance, shares at Dec. 31, 2023	1,969,566
IfrsStatementLineItems [Line Items]
Shares returned to treasury, shares	(36,000)
Balance at Dec. 31, 2024	$ 110,742,984	7,698,304	3,776,428	(117,465,829)	(609,420)	479,316	4,621,783
Balance, shares at Dec. 31, 2024	5,427,795
Balance at Mar. 31, 2024	$ 100,023,862	7,072,480		(105,452,164)	(445,349)	479,698	1,678,527
Balance, shares at Mar. 31, 2024	2,536,113
IfrsStatementLineItems [Line Items]
Shares issued for financing	$ 8,366,179						8,366,179
Shares issued for financing, shares	1,029,208
Share issue costs	$ (1,294,035)	437,269					(856,766)
Shares issued for the exercise of warrant	$ 2,851,822						2,851,822
Shares issued for exercise of warrant, shares	1,839,668
Shares issued for the exercise of RSUs	$ 795,156	(795,156)
Shares issued for the exercise of RSUs, shares	22,806
Share-based payments		983,711					983,711
Net loss				(12,013,665)			(12,013,665)
Change in fair value of equity investments at FVOCI					(164,071)		(164,071)
Translation of foreign operations						(382)	(382)
Warrants – equity treatment			3,776,428				3,776,428
Balance at Dec. 31, 2024	$ 110,742,984	7,698,304	3,776,428	(117,465,829)	(609,420)	479,316	4,621,783
Balance, shares at Dec. 31, 2024	5,427,795
IfrsStatementLineItems [Line Items]
Share issue costs	$ (306)						(306)
Shares issued for the exercise of RSUs	$ 480,100	(480,100)
Shares issued for the exercise of RSUs, shares	6,029
Share-based payments		288,883					288,883
Net loss				(3,424,825)			(3,424,825)
Change in fair value of equity investments at FVOCI					7,173		7,173
Translation of foreign operations						(16,060)	(16,060)
Balance at Mar. 31, 2025	$ 111,222,778	$ 7,507,087	$ 3,776,428	$ (120,890,654)	$ (602,247)	$ 463,256	$ 1,476,648
Balance, shares at Mar. 31, 2025	5,433,824